Accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of summary of significant accounting policies [abstract]
Estimated Useful Life of Assets	Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Buildings and improvements on freehold land	:	50 years
Leasehold buildings and improvements	:	50 years or period of lease, whichever is shorter
Plant and machinery	:	2 to 20 years
Office furniture, fittings and equipment	:	2 to 20 years
Motor and transport vehicles	:	4 to 11 years

Disclosure of detailed information about intangible assets useful life

A summary of the policies applied to the Group’s intangible assets is as follows:

	Trademarks	Technology know-how	Development costs
Useful lives	Indefinite	4 -10 years	*
Amortization method used	No amortization	Amortized on a straight-line basis over the period of the technology know-how	*
Internally generated or acquired	Acquired	Internally generated	Internally generated

* Development costs relate to on-going development projects that have not been completed and are not available for use.

2.
Accounting policies (cont’d)
2.5.
Summary of material accounting policies (cont’d)

Estimated Useful Life of Right-of-use Assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Leasehold land	:	3 to 50 years
Building and office space	:	1 to 20 years
Office furniture, fittings and equipment	:	5 years
Motor vehicles	:	12 years